PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Global Perspectives
®
Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS: 100.0%
Affiliated Investment Companies: 100.0%
572,275  Voya Emerging
Markets Index Portfolio
- Class I
$ 5,900,157
10 .4
823,855  Voya Global Bond
Fund - Class R6
5,898,799
10 .4
794,035  Voya GNMA Income
Fund - Class R6
5,923,501
10 .4
665,819  Voya High Yield
Portfolio - Class I
5,765,990
10 .1
185,749  Voya Index Plus
LargeCap Portfolio
- Class I
5,308,718
9 .3
510,244  Voya International
Index Portfolio - Class I
6,128,034
10 .8
940,025
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
5,038,533
8 .8
353,459  Voya Small Company
Portfolio - Class R6
5,354,905
9 .4
648,524  Voya U.S. Bond Index
Portfolio - Class I
5,895,085
10 .3
574,996  VY
®
CBRE Global
Real Estate Portfolio
- Class I
5,784,458
10 .1
Total Mutual Funds
(Cost $53,812,107)
56,998,180
100 .0
Total Investments in
Securities
(Cost $53,812,107) $ 56,998,180 100 .0
Liabilities in Excess
of Other Assets (16,121) 0.0
Net Assets $ 56,982,059 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Global Perspectives
®
Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Mutual Funds $ 56,998,180 $ — $ — $ 56,998,180
Total Investments, at fair value $ 56,998,180 $ — $ — $ 56,998,180
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 5,438,034 $ 519,699 $ (267,978) $ 210,402 $ 5,900,157 $ — $ 18,435 $ —
Voya Global Bond Fund - Class R6
5,836,459 247,642 (280,032) 94,730 5,898,799 71,700 6,381 —
Voya GNMA Income Fund - Class
R6
5,959,178 121,703 (275,205) 117,825 5,923,501 52,231 11,208 —
Voya High Yield Portfolio - Class I
6,095,035 94,012 (379,782) (43,275) 5,765,990 93,536 17,748 —
Voya Index Plus LargeCap
Portfolio - Class I
6,331,198 808 (560,533) (462,755) 5,308,718 — 157,942 —
Voya International Index Portfolio
- Class I
5,630,620 316,220 (252,813) 434,007 6,128,034 — 33,600 —
Voya MidCap Opportunities
Portfolio - Class R6
6,562,350 478 (829,424) (694,871) 5,038,533 — 219,085 —
Voya Small Company Portfolio -
Class R6
6,237,885 476 (477,484) (405,972) 5,354,905 — 85,267 —
Voya U.S. Bond Index Portfolio -
Class I
5,932,568 149,834 (280,994) 93,677 5,895,085 56,799 5,419 —
VY
®
CBRE Global Real Estate
Portfolio - Class I
5,604,864 424,318 (276,121) 31,397 5,784,458 — 10,292 —
$ 59,628,191 $ 1,875,190 $ (3,880,366) $ (624,835) $ 56,998,180 $ 274,266 $ 565,377 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,186,073
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 3,186,073